ACCOUNTS RECEIVABLE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Bad debt expense and credit loss	$ 1,757,042	$ 682,496
Bad-debt write-off	$ 1,019,711